Note 12 - Long-term Debt (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2015	Dec. 31, 2016	Dec. 31, 2015
Letters of Credit Outstanding, Amount		$ 12,073	$ 17,232
Debt Instrument, Interest Rate, Effective Percentage		2.80%	3.10%
Revolving Credit Facility [Member] | Syndicate of Banks [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 525,000
Debt Instrument, Term	5 years
Debt, Weighted Average Interest Rate		2.40%	2.30%
Line of Credit Facility, Remaining Borrowing Capacity		$ 253,696
Line of Credit Facility Additional Borrowing Capacity		$ 150,000
Line of Credit Facility, Expiration Date	Jun. 01, 2020
Revolving Credit Facility [Member] | Syndicate of Banks [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate	1.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.30%
Revolving Credit Facility [Member] | Syndicate of Banks [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.55%